UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $244,648 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107    15214  1193230 SH       SOLE                  1193230
ATP OIL & GAS CORP             COM              00208J108    21517   513153 SH       SOLE                   513153
CENTENNIAL BK HLDGS INC DEL    COM              151345303     1075   104000 SH       SOLE                   104000
CHEROKEE INTL CORP             COM              164450108     4131  1070126 SH       SOLE                  1070126
CONCORDE CAREER COLLEGES INC   COM NEW          20651H201     2495   130331 SH       SOLE                   130331
GENTEK INC                     COM NEW          37245X203    17501   651807 SH       SOLE                   651807
HOME DEPOT INC                 COM              437076102    17999   502900 SH       SOLE                   502900
KADANT INC                     COM              48282T104    14327   622900 SH       SOLE                   622900
KIRKLANDS INC                  COM              497498105     3151   602562 SH       SOLE                   602562
LIBERTY GLOBAL INC             COM SER A        530555101    17751   825643 SH       SOLE                   825643
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    20960   250205 SH       SOLE                   250205
MARITRANS INC                  COM              570363101    10227   410709 SH       SOLE                   410709
MICROSOFT CORP                 COM              594918104    12815   550000 SH       SOLE                   550000
MTR GAMING GROUP INC           COM              553769100     7378   786591 SH       SOLE                   786591
NOVELIS INC                    COM              67000X106    10790   500000 SH       SOLE                   500000
NOVEN PHARMACEUTICALS INC      COM              670009109    12364   690713 SH       SOLE                   690713
PINNACLE AIRL CORP             COM              723443107     6981   991600 SH       SOLE                   991600
RCN CORP                       COM NEW          749361200    17108   686232 SH       SOLE                   686232
TBS INTERNATIONAL LIMITED      COM CL A         G86975151     2719   432290 SH       SOLE                   432290
TRUMP ENTMT RESORTS INC        COM              89816T103     8333   413561 SH       SOLE                   413561
USEC INC                       COM              90333E108    11895  1003800 SH       SOLE                  1003800
WENDYS INTL INC                COM              950590109     7917   135819 SH       SOLE                   135819